CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of detailed information of cash and cash equivalents

	2025	2024	2023
Cash at banks and on hand	158.1	271.9	265.5
Cash and cash equivalents	158.1	271.9	265.5

Cash provided as security for initial margin calls and negative market values on derivatives, etc.¹⁾	5.4	19.3	30.1
Restricted cash	5.4	19.3	30.1
Cash and cash equivalents, including restricted cash	163.5	291.2	295.6
1) The counterparties have an obligation to return any excess cash provided as security to the Group upon settlement or early termination of the contracts.